Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Products Trust
Entity Central Index Key	0000916403
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000023590
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	IAMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
AssetsNet	$ 1,086,907,094
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,086,907,094 # of Portfolio Holdings87 Portfolio Turnover Rate38%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.5%
Common Stock	98.6%

Largest Holdings [Text Block]

Top 10 Holdings

Ross Stores, Inc.	3.3%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	2.7%
Verisk Analytics, Inc.	2.7%
Monolithic Power Systems, Inc.	2.7%
LPL Financial Holdings, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Dexcom, Inc.	2.1%
Pinterest, Inc. - Class A	2.1%
AmerisourceBergen Corp.	2.1%

C000023591
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IIMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,086,907,094
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,086,907,094 # of Portfolio Holdings87 Portfolio Turnover Rate38%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.5%
Common Stock	98.6%

Largest Holdings [Text Block]

Top 10 Holdings

Ross Stores, Inc.	3.3%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	2.7%
Verisk Analytics, Inc.	2.7%
Monolithic Power Systems, Inc.	2.7%
LPL Financial Holdings, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Dexcom, Inc.	2.1%
Pinterest, Inc. - Class A	2.1%
AmerisourceBergen Corp.	2.1%

C000163133
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,086,907,094
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,086,907,094 # of Portfolio Holdings87 Portfolio Turnover Rate38%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.5%
Common Stock	98.6%

Largest Holdings [Text Block]

Top 10 Holdings

Ross Stores, Inc.	3.3%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	2.7%
Verisk Analytics, Inc.	2.7%
Monolithic Power Systems, Inc.	2.7%
LPL Financial Holdings, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Dexcom, Inc.	2.1%
Pinterest, Inc. - Class A	2.1%
AmerisourceBergen Corp.	2.1%

C000023592
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	ISMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,086,907,094
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,086,907,094 # of Portfolio Holdings87 Portfolio Turnover Rate38%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.5%
Common Stock	98.6%

Largest Holdings [Text Block]

Top 10 Holdings

Ross Stores, Inc.	3.3%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	2.7%
Verisk Analytics, Inc.	2.7%
Monolithic Power Systems, Inc.	2.7%
LPL Financial Holdings, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Dexcom, Inc.	2.1%
Pinterest, Inc. - Class A	2.1%
AmerisourceBergen Corp.	2.1%

C000074884
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	IMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 1,086,907,094
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,086,907,094 # of Portfolio Holdings87 Portfolio Turnover Rate38%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.5%
Common Stock	98.6%

Largest Holdings [Text Block]

Top 10 Holdings

Ross Stores, Inc.	3.3%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	2.7%
Verisk Analytics, Inc.	2.7%
Monolithic Power Systems, Inc.	2.7%
LPL Financial Holdings, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Dexcom, Inc.	2.1%
Pinterest, Inc. - Class A	2.1%
AmerisourceBergen Corp.	2.1%

C000073995
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	ISOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 213,752,728
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,752,728 # of Portfolio Holdings109 Portfolio Turnover Rate53%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.8)%
Short-Term Investments	4.7%
Exchange-Traded Funds	1.4%
Common Stock	97.7%

Largest Holdings [Text Block]

Top 10 Holdings

Churchill Downs, Inc.	3.0%
Natera, Inc.	2.9%
Littelfuse, Inc.	2.5%
FTAI Aviation Ltd.	2.4%
ExlService Holdings, Inc.	1.8%
Piper Sandler Cos.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Clean Harbors, Inc.	1.7%
Universal Display Corp.	1.7%
Skyline Champion Corp.	1.7%

C000023597
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IVSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 213,752,728
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,752,728 # of Portfolio Holdings109 Portfolio Turnover Rate53%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.8)%
Short-Term Investments	4.7%
Exchange-Traded Funds	1.4%
Common Stock	97.7%

Largest Holdings [Text Block]

Top 10 Holdings

Churchill Downs, Inc.	3.0%
Natera, Inc.	2.9%
Littelfuse, Inc.	2.5%
FTAI Aviation Ltd.	2.4%
ExlService Holdings, Inc.	1.8%
Piper Sandler Cos.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Clean Harbors, Inc.	1.7%
Universal Display Corp.	1.7%
Skyline Champion Corp.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000163134
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 213,752,728
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,752,728 # of Portfolio Holdings109 Portfolio Turnover Rate53%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.8)%
Short-Term Investments	4.7%
Exchange-Traded Funds	1.4%
Common Stock	97.7%

Largest Holdings [Text Block]

Top 10 Holdings

Churchill Downs, Inc.	3.0%
Natera, Inc.	2.9%
Littelfuse, Inc.	2.5%
FTAI Aviation Ltd.	2.4%
ExlService Holdings, Inc.	1.8%
Piper Sandler Cos.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Clean Harbors, Inc.	1.7%
Universal Display Corp.	1.7%
Skyline Champion Corp.	1.7%

C000023598
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	IVPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 213,752,728
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,752,728 # of Portfolio Holdings109 Portfolio Turnover Rate53%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.8)%
Short-Term Investments	4.7%
Exchange-Traded Funds	1.4%
Common Stock	97.7%

Largest Holdings [Text Block]

Top 10 Holdings

Churchill Downs, Inc.	3.0%
Natera, Inc.	2.9%
Littelfuse, Inc.	2.5%
FTAI Aviation Ltd.	2.4%
ExlService Holdings, Inc.	1.8%
Piper Sandler Cos.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Clean Harbors, Inc.	1.7%
Universal Display Corp.	1.7%
Skyline Champion Corp.	1.7%

C000074885
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	ISCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
AssetsNet	$ 213,752,728
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,752,728 # of Portfolio Holdings109 Portfolio Turnover Rate53%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.8)%
Short-Term Investments	4.7%
Exchange-Traded Funds	1.4%
Common Stock	97.7%

Largest Holdings [Text Block]

Top 10 Holdings

Churchill Downs, Inc.	3.0%
Natera, Inc.	2.9%
Littelfuse, Inc.	2.5%
FTAI Aviation Ltd.	2.4%
ExlService Holdings, Inc.	1.8%
Piper Sandler Cos.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Clean Harbors, Inc.	1.7%
Universal Display Corp.	1.7%
Skyline Champion Corp.	1.7%